Non-Current Assets - Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Non-Current Assets - Property, Plant and Equipment, Net [Abstract]
Non-current assets - property, plant and equipment, net

Note 14. Non-current assets - property, plant and equipment, net

	Consolidated
	As of December 31,	As of December 31,
	2025	2024
	$	$

Computer equipment - at cost	259,909	213,397
Less: Accumulated depreciation	(233,034)	(185,724)
	26,875	27,673

Office furniture & equipment - at cost	113,893	89,175
Less: Accumulated depreciation	(54,616)	(40,910)
	59,277	48,265

Machinery & equipment - at cost	78,872	59,582
Less: Accumulated depreciation	(65,443)	(54,100)
	13,429	5,482

	99,581	81,420

Reconciliations

Reconciliations of the values at the beginning and end of the current and previous financial year are set out below:

	Computer		Office furniture &		Machinery &
	equipment		equipment		equipment		Total
Consolidated	$		$		$		$

Balance at January 1, 2024	20,444		53,016		7,087		80,547
Additions	22,966		2,343		1,617		26,926
Depreciation expense	(15,299	)*	(6,657	)*	(3,171	)*	(25,127	)*
Translation adjustments	(438	)*	(437	)*	(51	)*	(926	)*

Balance at December 31, 2024	27,673		48,265		5,482		81,420
Additions	15,164		11,187		10,256		36,607
Depreciation expense	(19,122)		(7,248)		(3,320)		(29,690)
Translation adjustments	3,160		7,073		1,011		11,244

Balance at December 31, 2025	26,875		59,277		13,429		99,581

*	Reclassed

Accounting policy for property, plant and equipment

Plant and equipment are stated at historical cost less accumulated depreciation and impairment. Historical cost includes expenditure that is directly attributable to the acquisition of the items.

Depreciation is calculated on a straight-line basis to write off the net cost of each item of property, plant and equipment (excluding land) over their expected useful lives as follows:

Computer equipment	3 years
Machinery and equipment	6-7 years
Office furniture and equipment	10-14 years

The residual values, useful lives and depreciation methods are reviewed, and adjusted if appropriate, at each reporting date.

An item of property, plant and equipment is derecognised upon disposal or when there is no future economic benefit to the Company. Gains and losses between the carrying amount and the disposal proceeds are taken to profit or loss.